UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2003

Item 1. Reports to Stockholders

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.8	6.6
Clear Channel Communications, Inc.	5.5	5.7
American International Group, Inc.	5.3	4.8
General Electric Co.	4.8	4.5
Fannie Mae	4.8	4.2
Merck & Co., Inc.	4.5	3.1
Citigroup, Inc.	4.2	3.8
Home Depot, Inc.	4.0	2.0
Johnson & Johnson	2.9	0.0
Merrill Lynch & Co., Inc.	2.5	2.5
	45.3
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	22.0
Health Care	19.7	17.9
Consumer Discretionary	13.6	12.4
Information Technology	9.8	10.8
Consumer Staples	8.1	7.0
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 94.2%		Stocks and Equity Futures 95.4%
	Convertible Securities 1.0%		Convertible Securities 2.0%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	1.7%	** Foreign investments	0.8%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.1%
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	953,400	$ 17,857
Media - 8.3%
AOL Time Warner, Inc. (a)	5,505,286	83,790
Clear Channel Communications, Inc. (a)	4,442,900	180,826
McGraw-Hill Companies, Inc.	139,500	8,818
		273,434
Multiline Retail - 0.1%
Target Corp.	88,000	3,223
Specialty Retail - 4.2%
Home Depot, Inc.	4,032,595	131,019
Limited Brands, Inc.	226,550	3,457
Office Depot, Inc. (a)	205,100	2,748
Staples, Inc. (a)	34,900	677
		137,901
TOTAL CONSUMER DISCRETIONARY		432,415
CONSUMER STAPLES - 8.1%
Beverages - 3.2%
PepsiCo, Inc.	1,042,896	46,096
The Coca-Cola Co.	1,335,500	60,859
		106,955
Food & Staples Retailing - 1.8%
CVS Corp.	1,641,700	42,848
Safeway, Inc. (a)	961,300	18,111
		60,959
Food Products - 0.4%
Unilever NV (NY Shares)	193,400	11,314
Personal Products - 1.1%
Alberto-Culver Co.:
Class A	13,190	655
Class B	702,200	35,882
		36,537
Tobacco - 1.6%
Altria Group, Inc.	1,289,520	53,257
TOTAL CONSUMER STAPLES		269,022
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 7.6%
Energy Equipment & Services - 3.0%
BJ Services Co. (a)	95,500	$ 3,888
Cooper Cameron Corp. (a)	70,000	3,821
Diamond Offshore Drilling, Inc.	672,800	15,299
ENSCO International, Inc.	573,800	17,214
GlobalSantaFe Corp.	897,547	22,331
Grant Prideco, Inc. (a)	151,000	2,106
Nabors Industries Ltd. (a)	214,000	9,647
Rowan Companies, Inc.	176,234	4,219
Transocean, Inc.	887,600	20,743
		99,268
Oil & Gas - 4.6%
ChevronTexaco Corp.	603,600	42,819
ConocoPhillips	1,486,086	80,204
Exxon Mobil Corp.	843,900	30,718
		153,741
TOTAL ENERGY		253,009
FINANCIALS - 21.9%
Capital Markets - 4.9%
Merrill Lynch & Co., Inc.	1,952,300	84,535
Morgan Stanley	1,728,280	79,069
		163,604
Commercial Banks - 1.3%
Bank One Corp.	337,800	12,620
Synovus Financial Corp.	321,400	7,334
Wachovia Corp.	611,756	24,580
		44,534
Diversified Financial Services - 4.2%
Citigroup, Inc.	3,413,986	140,042
Insurance - 6.5%
Allmerica Financial Corp. (a)	363,200	6,360
American International Group, Inc.	3,011,192	174,288
Hartford Financial Services Group, Inc.	569,600	26,566
PartnerRe Ltd.	59,000	3,134
Travelers Property Casualty Corp. Class B	225,995	3,654
		214,002
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.1%
Apartment Investment & Management Co. Class A	89,600	$ 3,157
Thrifts & Mortgage Finance - 4.9%
Fannie Mae	2,145,440	158,763
MGIC Investment Corp.	37,730	2,038
		160,801
TOTAL FINANCIALS		726,140
HEALTH CARE - 19.7%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	1,436,600	36,403
Respironics, Inc. (a)	95,200	3,511
		39,914
Health Care Providers & Services - 6.8%
Cardinal Health, Inc.	3,893,205	224,678
HCA, Inc.	41,400	1,366
		226,044
Pharmaceuticals - 11.7%
Johnson & Johnson	1,779,000	96,689
Merck & Co., Inc.	2,699,400	150,033
Pfizer, Inc.	2,109,800	65,446
Recordati Spa	79,300	1,364
Schering-Plough Corp.	1,663,960	30,700
Wyeth	1,003,000	43,982
		388,214
TOTAL HEALTH CARE		654,172
INDUSTRIALS - 7.6%
Commercial Services & Supplies - 0.6%
Aramark Corp. Class B (a)	137,900	2,895
ChoicePoint, Inc. (a)	249,933	9,420
NCO Group, Inc. (a)	341,700	6,595
		18,910
Industrial Conglomerates - 6.4%
General Electric Co.	5,569,320	159,839
Tyco International Ltd.	3,029,000	53,613
		213,452
Machinery - 0.5%
Ingersoll-Rand Co. Ltd. Class A	367,600	16,101
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
CSX Corp.	76,400	$ 2,502
Union Pacific Corp.	38,800	2,366
		4,868
TOTAL INDUSTRIALS		253,331
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	573,300	9,333
Converse Technology, Inc. (a)	703,700	10,703
Motorola, Inc..	2,915,900	24,843
		44,879
Computers & Peripherals - 2.6%
Dell Computer Corp. (a)	770,300	24,103
EMC Corp. (a)	205,200	2,220
Hewlett-Packard Co.	1,795,300	35,008
Sun Microsystems, Inc. (a)	5,566,200	24,102
		85,433
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	1,730,000	6,920
Thermo Electron Corp. (a)	144,400	3,047
		9,967
IT Services - 0.7%
First Data Corp.	538,500	22,305
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	538,960	11,232
KLA-Tencor Corp. (a)	197,400	9,126
Lam Research Corp. (a)	369,700	6,603
Linear Technology Corp.	45,199	1,643
Micron Technology, Inc. (a)	399,400	4,521
Novellus Systems, Inc. (a)	129,500	4,487
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	451,000	4,573
United Microelectronics Corp. sponsored ADR (a)	1,006,135	3,944
Xilinx, Inc. (a)	30,700	917
		47,046
Software - 3.0%
Activision, Inc. (a)	202,100	3,432
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Adobe Systems, Inc.	48,400	$ 1,708
Microsoft Corp.	3,419,260	84,148
VERITAS Software Corp. (a)	425,000	11,794
		101,082
TOTAL INFORMATION TECHNOLOGY		310,712
MATERIALS - 1.1%
Chemicals - 0.3%
Dow Chemical Co.	315,300	10,027
Metals & Mining - 0.7%
Alcan, Inc.	238,000	7,202
Alcoa, Inc.	632,540	15,567
		22,769
Paper & Forest Products - 0.1%
Bowater, Inc.	55,400	2,171
International Paper Co.	45,900	1,683
		3,854
TOTAL MATERIALS		36,650
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
Qwest Communications International, Inc. (a)	5,652,100	25,378
SBC Communications, Inc.	1,987,000	50,589
Verizon Communications, Inc.	2,087,250	79,002
		154,969
UTILITIES - 1.0%
Electric Utilities - 0.9%
FirstEnergy Corp.	625,300	23,017
Southern Co.	97,800	3,079
Wisconsin Energy Corp.	110,800	3,086
		29,182
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.1%
NiSource, Inc.	141,000	$ 2,765
TOTAL UTILITIES		31,947
TOTAL COMMON STOCKS (Cost $3,252,055)		3,122,367
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
AES Trust VII $3.00	17,600	639
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $418)		639
Corporate Bonds - 1.0%
	Principal Amount (000s)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 3.375% 4/15/23 (c)	$ 3,440	3,517
Media - 0.3%
Interpublic Group of Companies, Inc. 4.5% 3/15/23 (c)	1,850	2,683
Liberty Media Corp. 3.25% 3/15/31	5,590	6,059
		8,742
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c)	2,423	3,214
TOTAL CONSUMER DISCRETIONARY		15,473
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
IOS Capital LLC 5% 5/1/07 (c)	2,770	2,744
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. 2% 1/1/07	$ 3,950	$ 3,292
CIENA Corp. 3.75% 2/1/08	5,980	4,904
		8,196
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 2.5% 2/1/10 (c)	680	820
Vitesse Semiconductor Corp. 4% 3/15/05	6,570	6,044
		6,864
TOTAL INFORMATION TECHNOLOGY		15,060
TOTAL CONVERTIBLE BONDS		33,277
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	461	432
9.5% 6/1/09	153	144
		576
TOTAL CORPORATE BONDS (Cost $30,575)		33,853
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 1.3% (b) (Cost $102,369)	102,369,025	102,369
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $3,385,417)		3,259,228
NET OTHER ASSETS - 1.7%		55,486
NET ASSETS - 100%		$ 3,314,714
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,978,000 or 0.4% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,026,239,000 and $683,391,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $122,000 for the period.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $166,637,000 of which $11,880,000, $1,257,000, $42,557,000 and $110,943,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $32,847,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $3,385,417) - See accompanying schedule		$ 3,259,228
Receivable for investments sold		71,693
Receivable for fund shares sold		7,019
Dividends receivable		3,034
Interest receivable		433
Total assets		3,341,407

Liabilities
Payable for investments purchased	$ 20,424
Payable for fund shares redeemed	2,797
Accrued management fee	1,520
Distribution fees payable	1,388
Other payables and accrued expenses	564
Total liabilities		26,693

Net Assets		$ 3,314,714
Net Assets consist of:
Paid in capital		$ 3,692,002
Undistributed net investment income		6,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(257,213)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(126,189)
Net Assets		$ 3,314,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($254,569 ÷ 25,262 shares)	$ 10.08

Maximum offering price per share (100/94.25 of $10.08)	$ 10.69
Class T: Net Asset Value and redemption price per share ($1,755,774 ÷ 175,104 shares)	$ 10.03

Maximum offering price per share (100/96.50 of $10.03)	$ 10.39
Class B: Net Asset Value and offering price per share ($457,589 ÷ 46,432 shares)A	$ 9.86

Class C: Net Asset Value and offering price per share ($369,619 ÷ 37,467 shares)A	$ 9.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($477,163 ÷ 46,952 shares)	$ 10.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 23,520
Interest		2,923
Security lending		30
Total income		26,473

Expenses
Management fee	$ 8,364
Transfer agent fees	3,550
Distribution fees	7,789
Accounting and security lending fees	281
Non-interested trustees' compensation	6
Custodian fees and expenses	30
Registration fees	70
Audit	25
Legal	10
Miscellaneous	12
Total expenses before reductions	20,137
Expense reductions	(369)	19,768
Net investment income (loss)		6,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(31,671)
Foreign currency transactions	5
Futures contracts	(5,282)
Total net realized gain (loss)		(36,948)
Change in net unrealized appreciation (depreciation) on: Investment securities	95,945
Futures contracts	(566)
Total change in net unrealized appreciation (depreciation)		95,379
Net gain (loss)		58,431
Net increase (decrease) in net assets resulting from operations		$ 65,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,705	$ 12,109
Net realized gain (loss)	(36,948)	(144,383)
Change in net unrealized appreciation (depreciation)	95,379	(281,129)
Net increase (decrease) in net assets resulting from operations	65,136	(413,403)
Distributions to shareholders from net investment income	(12,346)	(2,736)
Share transactions - net increase (decrease)	318,087	1,071,727
Total increase (decrease) in net assets	370,877	655,588
Net Assets
Beginning of period	2,943,837	2,288,249
End of period (including undistributed net investment income of $6,114 and undistributed net investment income of $11,755, respectively)	$ 3,314,714	$ 2,943,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 11.58	$ 11.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.07H	.06	.02	.01
Net realized and unrealized gain (loss)	.14	(1.65)H	(.35)	1.11	.73
Total from investment operations	.17	(1.58)	(.29)	1.13	.74
Distributions from net investment income	(.06)	(.03)	-	-	-
Net asset value, end of period	$ 10.08	$ 9.97	$ 11.58	$ 11.87	$ 10.74
Total ReturnB,C,D	1.75%	(13.68)%	(2.44)%	10.52%	7.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.17%A	1.16%	1.13%	1.16%	1.25%A
Expenses net of voluntary waivers, if any	1.17%A	1.16%	1.13%	1.16%	1.25%A
Expenses net of all reductions	1.14%A	1.11%	1.10%	1.13%	1.23%A
Net investment income (loss)	.71%A	.73%H	.50%	.15%	.10%A
Supplemental Data
Net assets, end of period (in millions)	$ 255	$ 220	$ 121	$ 48	$ 45
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 11.51	$ 11.83	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02	.05H	.03	(.01)	(.01)
Net realized and unrealized gain (loss)	.14	(1.64)H	(.35)	1.12	.73
Total from investment operations	.16	(1.59)	(.32)	1.11	.72
Distributions from net investment income	(.04)	(.01)	-	-	-
Net asset value, end of period	$ 10.03	$ 9.91	$ 11.51	$ 11.83	$ 10.72
Total ReturnB,C,D	1.64%	(13.83)%	(2.70)%	10.35%	7.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.38%A	1.36%	1.34%	1.38%	1.46%A
Expenses net of voluntary waivers, if any	1.38%A	1.36%	1.34%	1.38%	1.46%A
Expenses net of all reductions	1.35%A	1.32%	1.31%	1.35%	1.45%A
Net investment income (loss)	.50%A	.53%H	.29%	(.07)%	(.12)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,756	$ 1,467	$ 1,255	$ 323	$ 286
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 11.35	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	-H,I	(.03)	(.06)	(.06)
Net realized and unrealized gain (loss)	.14	(1.63)H	(.33)	1.10	.73
Total from investment operations	.14	(1.63)	(.36)	1.04	.67
Net asset value, end of period	$ 9.86	$ 9.72	$ 11.35	$ 11.71	$ 10.67
Total ReturnB,C,D	1.44%	(14.36)%	(3.07)%	9.75%	6.70%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.94%A	1.91%	1.88%	1.89%	1.97%A
Expenses net of voluntary waivers, if any	1.94%A	1.91%	1.88%	1.89%	1.97%A
Expenses net of all reductions	1.91%A	1.87%	1.85%	1.86%	1.96%A
Net investment income (loss)	(.07)%A	(.02)%H	(.25)%	(.58)%	(.63)%A
Supplemental Data
Net assets, end of period (in millions)	$ 458	$ 430	$ 427	$ 274	$ 272
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 11.35	$ 11.72	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	-H,I	(.02)	(.06)	(.06)
Net realized and unrealized gain (loss)	.14	(1.62)H	(.35)	1.10	.74
Total from investment operations	.14	(1.62)	(.37)	1.04	.68
Net asset value, end of period	$ 9.87	$ 9.73	$ 11.35	$ 11.72	$ 10.68
Total ReturnB,C,D	1.44%	(14.27)%	(3.16)%	9.74%	6.80%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.89%A	1.87%	1.84%	1.86%	1.96%A
Expenses net of voluntary waivers, if any	1.89%A	1.87%	1.84%	1.86%	1.96%A
Expenses net of all reductions	1.86%A	1.82%	1.81%	1.83%	1.94%A
Net investment income (loss)	(.01)%A	.02%H	(.21)%	(.55)%	(.61)%A
Supplemental Data
Net assets, end of period (in millions)	$ 370	$ 336	$ 290	$ 162	$ 156
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 11.70	$ 11.95	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.05	.11G	.10	.06	.04
Net realized and unrealized gain (loss)	.14	(1.67)G	(.35)	1.12	.73
Total from investment operations	.19	(1.56)	(.25)	1.18	.77
Distributions from net investment income	(.10)	(.07)	-	-	-
Net asset value, end of period	$ 10.16	$ 10.07	$ 11.70	$ 11.95	$ 10.77
Total ReturnB,C	1.96%	(13.42)%	(2.09)%	10.96%	7.70%
Ratios to Average Net AssetsF
Expenses before expense reductions	.77%A	.78%	.78%	.81%	.95%A
Expenses net of voluntary waivers, if any	.77%A	.78%	.78%	.81%	.95%A
Expenses net of all reductions	.75%A	.73%	.76%	.78%	.93%A
Net investment income (loss)	1.10%A	1.11%G	.85%	.50%	.40%A
Supplemental Data
Net assets, end of period (in millions)	$ 477	$ 490	$ 195	$ 49	$ 26
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Semiannual Report

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Semiannual Report

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 230,833
Unrealized depreciation	(378,029)
Net unrealized appreciation (depreciation)	$ (147,196)
Cost for federal income tax purposes	$ 3,406,424

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 298	$ 2	$ 24
Class T	.27%	.25%	3,825	6	160
Class B	.75%	.25%	2,042	1,532	-
Class C	.75%	.25%	1,624	431	-
			$ 7,789	$ 1,971	$ 184

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 131
Class T	91
Class B*	621
Class C*	33
$ 876

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 309	.28*
Class T	1,779	.24*
Class B	665	.33*
Class C	442	.27*
Institutional Class	355	.16*
	$ 3,550

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $940 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 184	$ 1
Class A	24	-	-
Class T	160	-	-
	$ 184	$ 184	$ 1

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 1,347	$ 326
Class T	6,019	1,121
Institutional Class	4,980	1,289
Total	$ 12,346	$ 2,736

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	6,266	16,601	$ 57,930	$ 175,551
Reinvestment of distributions	130	24	1,227	290
Shares redeemed	(3,252)	(4,977)	(30,022)	(49,139)
Net increase (decrease)	3,144	11,648	$ 29,135	$ 126,702
Class T
Shares sold	40,277	68,679	$ 376,663	$ 711,055
Reinvestment of distributions	619	93	5,820	1,079
Shares redeemed	(13,877)	(29,710)	(127,423)	(299,681)
Net increase (decrease)	27,019	39,062	$ 255,060	$ 412,453
Class B
Shares sold	7,149	17,207	$ 65,376	$ 181,555
Shares redeemed	(4,984)	(10,515)	(44,513)	(101,273)
Net increase (decrease)	2,165	6,692	$ 20,863	$ 80,282
Class C
Shares sold	6,998	17,317	$ 63,986	$ 181,926
Shares redeemed	(4,089)	(8,321)	(36,612)	(80,654)
Net increase (decrease)	2,909	8,996	$ 27,374	$ 101,272
Institutional Class
Shares sold	12,924	45,787	$ 120,854	$ 483,735
Reinvestment of distributions	173	55	1,639	645
Shares redeemed	(14,763)	(13,908)	(136,838)	(133,362)
Net increase (decrease)	(1,666)	31,934	$ (14,345)	$ 351,018

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGF-USAN-0703
1.786779.100

(Fidelity Investment logo)(registered trademark)

(Fidelity_Logo) (Registered Trademark)

Fidelity® Advisor

Dividend Growth

Fund - Institutional Class

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.8	6.6
Clear Channel Communications, Inc.	5.5	5.7
American International Group, Inc.	5.3	4.8
General Electric Co.	4.8	4.5
Fannie Mae	4.8	4.2
Merck & Co., Inc.	4.5	3.1
Citigroup, Inc.	4.2	3.8
Home Depot, Inc.	4.0	2.0
Johnson & Johnson	2.9	0.0
Merrill Lynch & Co., Inc.	2.5	2.5
	45.3
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.0	22.0
Health Care	19.7	17.9
Consumer Discretionary	13.6	12.4
Information Technology	9.8	10.8
Consumer Staples	8.1	7.0
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 94.2%		Stocks and Equity Futures 95.4%
	Convertible Securities 1.0%		Convertible Securities 2.0%
	Short-Term Investments and Net Other Assets 4.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	1.7%	** Foreign investments	0.8%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.1%
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	953,400	$ 17,857
Media - 8.3%
AOL Time Warner, Inc. (a)	5,505,286	83,790
Clear Channel Communications, Inc. (a)	4,442,900	180,826
McGraw-Hill Companies, Inc.	139,500	8,818
		273,434
Multiline Retail - 0.1%
Target Corp.	88,000	3,223
Specialty Retail - 4.2%
Home Depot, Inc.	4,032,595	131,019
Limited Brands, Inc.	226,550	3,457
Office Depot, Inc. (a)	205,100	2,748
Staples, Inc. (a)	34,900	677
		137,901
TOTAL CONSUMER DISCRETIONARY		432,415
CONSUMER STAPLES - 8.1%
Beverages - 3.2%
PepsiCo, Inc.	1,042,896	46,096
The Coca-Cola Co.	1,335,500	60,859
		106,955
Food & Staples Retailing - 1.8%
CVS Corp.	1,641,700	42,848
Safeway, Inc. (a)	961,300	18,111
		60,959
Food Products - 0.4%
Unilever NV (NY Shares)	193,400	11,314
Personal Products - 1.1%
Alberto-Culver Co.:
Class A	13,190	655
Class B	702,200	35,882
		36,537
Tobacco - 1.6%
Altria Group, Inc.	1,289,520	53,257
TOTAL CONSUMER STAPLES		269,022
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 7.6%
Energy Equipment & Services - 3.0%
BJ Services Co. (a)	95,500	$ 3,888
Cooper Cameron Corp. (a)	70,000	3,821
Diamond Offshore Drilling, Inc.	672,800	15,299
ENSCO International, Inc.	573,800	17,214
GlobalSantaFe Corp.	897,547	22,331
Grant Prideco, Inc. (a)	151,000	2,106
Nabors Industries Ltd. (a)	214,000	9,647
Rowan Companies, Inc.	176,234	4,219
Transocean, Inc.	887,600	20,743
		99,268
Oil & Gas - 4.6%
ChevronTexaco Corp.	603,600	42,819
ConocoPhillips	1,486,086	80,204
Exxon Mobil Corp.	843,900	30,718
		153,741
TOTAL ENERGY		253,009
FINANCIALS - 21.9%
Capital Markets - 4.9%
Merrill Lynch & Co., Inc.	1,952,300	84,535
Morgan Stanley	1,728,280	79,069
		163,604
Commercial Banks - 1.3%
Bank One Corp.	337,800	12,620
Synovus Financial Corp.	321,400	7,334
Wachovia Corp.	611,756	24,580
		44,534
Diversified Financial Services - 4.2%
Citigroup, Inc.	3,413,986	140,042
Insurance - 6.5%
Allmerica Financial Corp. (a)	363,200	6,360
American International Group, Inc.	3,011,192	174,288
Hartford Financial Services Group, Inc.	569,600	26,566
PartnerRe Ltd.	59,000	3,134
Travelers Property Casualty Corp. Class B	225,995	3,654
		214,002
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.1%
Apartment Investment & Management Co. Class A	89,600	$ 3,157
Thrifts & Mortgage Finance - 4.9%
Fannie Mae	2,145,440	158,763
MGIC Investment Corp.	37,730	2,038
		160,801
TOTAL FINANCIALS		726,140
HEALTH CARE - 19.7%
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	1,436,600	36,403
Respironics, Inc. (a)	95,200	3,511
		39,914
Health Care Providers & Services - 6.8%
Cardinal Health, Inc.	3,893,205	224,678
HCA, Inc.	41,400	1,366
		226,044
Pharmaceuticals - 11.7%
Johnson & Johnson	1,779,000	96,689
Merck & Co., Inc.	2,699,400	150,033
Pfizer, Inc.	2,109,800	65,446
Recordati Spa	79,300	1,364
Schering-Plough Corp.	1,663,960	30,700
Wyeth	1,003,000	43,982
		388,214
TOTAL HEALTH CARE		654,172
INDUSTRIALS - 7.6%
Commercial Services & Supplies - 0.6%
Aramark Corp. Class B (a)	137,900	2,895
ChoicePoint, Inc. (a)	249,933	9,420
NCO Group, Inc. (a)	341,700	6,595
		18,910
Industrial Conglomerates - 6.4%
General Electric Co.	5,569,320	159,839
Tyco International Ltd.	3,029,000	53,613
		213,452
Machinery - 0.5%
Ingersoll-Rand Co. Ltd. Class A	367,600	16,101
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
CSX Corp.	76,400	$ 2,502
Union Pacific Corp.	38,800	2,366
		4,868
TOTAL INDUSTRIALS		253,331
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	573,300	9,333
Converse Technology, Inc. (a)	703,700	10,703
Motorola, Inc..	2,915,900	24,843
		44,879
Computers & Peripherals - 2.6%
Dell Computer Corp. (a)	770,300	24,103
EMC Corp. (a)	205,200	2,220
Hewlett-Packard Co.	1,795,300	35,008
Sun Microsystems, Inc. (a)	5,566,200	24,102
		85,433
Electronic Equipment & Instruments - 0.3%
Solectron Corp. (a)	1,730,000	6,920
Thermo Electron Corp. (a)	144,400	3,047
		9,967
IT Services - 0.7%
First Data Corp.	538,500	22,305
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	538,960	11,232
KLA-Tencor Corp. (a)	197,400	9,126
Lam Research Corp. (a)	369,700	6,603
Linear Technology Corp.	45,199	1,643
Micron Technology, Inc. (a)	399,400	4,521
Novellus Systems, Inc. (a)	129,500	4,487
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	451,000	4,573
United Microelectronics Corp. sponsored ADR (a)	1,006,135	3,944
Xilinx, Inc. (a)	30,700	917
		47,046
Software - 3.0%
Activision, Inc. (a)	202,100	3,432
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Adobe Systems, Inc.	48,400	$ 1,708
Microsoft Corp.	3,419,260	84,148
VERITAS Software Corp. (a)	425,000	11,794
		101,082
TOTAL INFORMATION TECHNOLOGY		310,712
MATERIALS - 1.1%
Chemicals - 0.3%
Dow Chemical Co.	315,300	10,027
Metals & Mining - 0.7%
Alcan, Inc.	238,000	7,202
Alcoa, Inc.	632,540	15,567
		22,769
Paper & Forest Products - 0.1%
Bowater, Inc.	55,400	2,171
International Paper Co.	45,900	1,683
		3,854
TOTAL MATERIALS		36,650
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.7%
Qwest Communications International, Inc. (a)	5,652,100	25,378
SBC Communications, Inc.	1,987,000	50,589
Verizon Communications, Inc.	2,087,250	79,002
		154,969
UTILITIES - 1.0%
Electric Utilities - 0.9%
FirstEnergy Corp.	625,300	23,017
Southern Co.	97,800	3,079
Wisconsin Energy Corp.	110,800	3,086
		29,182
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.1%
NiSource, Inc.	141,000	$ 2,765
TOTAL UTILITIES		31,947
TOTAL COMMON STOCKS (Cost $3,252,055)		3,122,367
Convertible Preferred Stocks - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
AES Trust VII $3.00	17,600	639
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $418)		639
Corporate Bonds - 1.0%
	Principal Amount (000s)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Hilton Hotels Corp. 3.375% 4/15/23 (c)	$ 3,440	3,517
Media - 0.3%
Interpublic Group of Companies, Inc. 4.5% 3/15/23 (c)	1,850	2,683
Liberty Media Corp. 3.25% 3/15/31	5,590	6,059
		8,742
Specialty Retail - 0.1%
Gap, Inc. 5.75% 3/15/09 (c)	2,423	3,214
TOTAL CONSUMER DISCRETIONARY		15,473
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
IOS Capital LLC 5% 5/1/07 (c)	2,770	2,744
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Brocade Communications Systems, Inc. 2% 1/1/07	$ 3,950	$ 3,292
CIENA Corp. 3.75% 2/1/08	5,980	4,904
		8,196
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc. 2.5% 2/1/10 (c)	680	820
Vitesse Semiconductor Corp. 4% 3/15/05	6,570	6,044
		6,864
TOTAL INFORMATION TECHNOLOGY		15,060
TOTAL CONVERTIBLE BONDS		33,277
Nonconvertible Bonds - 0.0%
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
9.375% 9/15/10	461	432
9.5% 6/1/09	153	144
		576
TOTAL CORPORATE BONDS (Cost $30,575)		33,853
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 1.3% (b) (Cost $102,369)	102,369,025	102,369
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $3,385,417)		3,259,228
NET OTHER ASSETS - 1.7%		55,486
NET ASSETS - 100%		$ 3,314,714
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,978,000 or 0.4% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $1,026,239,000 and $683,391,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $122,000 for the period.

Income Tax Information

At November 30, 2002, the fund had a capital loss carryforward of approximately $166,637,000 of which $11,880,000, $1,257,000, $42,557,000 and $110,943,000 will expire on November 30, 2007, 2008, 2009 and 2010, respectively.

The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $32,847,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $3,385,417) - See accompanying schedule		$ 3,259,228
Receivable for investments sold		71,693
Receivable for fund shares sold		7,019
Dividends receivable		3,034
Interest receivable		433
Total assets		3,341,407

Liabilities
Payable for investments purchased	$ 20,424
Payable for fund shares redeemed	2,797
Accrued management fee	1,520
Distribution fees payable	1,388
Other payables and accrued expenses	564
Total liabilities		26,693

Net Assets		$ 3,314,714
Net Assets consist of:
Paid in capital		$ 3,692,002
Undistributed net investment income		6,114
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(257,213)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(126,189)
Net Assets		$ 3,314,714

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2003 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($254,569 ÷ 25,262 shares)	$ 10.08

Maximum offering price per share (100/94.25 of $10.08)	$ 10.69
Class T: Net Asset Value and redemption price per share ($1,755,774 ÷ 175,104 shares)	$ 10.03

Maximum offering price per share (100/96.50 of $10.03)	$ 10.39
Class B: Net Asset Value and offering price per share ($457,589 ÷ 46,432 shares)A	$ 9.86

Class C: Net Asset Value and offering price per share ($369,619 ÷ 37,467 shares)A	$ 9.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($477,163 ÷ 46,952 shares)	$ 10.16

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 23,520
Interest		2,923
Security lending		30
Total income		26,473

Expenses
Management fee	$ 8,364
Transfer agent fees	3,550
Distribution fees	7,789
Accounting and security lending fees	281
Non-interested trustees' compensation	6
Custodian fees and expenses	30
Registration fees	70
Audit	25
Legal	10
Miscellaneous	12
Total expenses before reductions	20,137
Expense reductions	(369)	19,768
Net investment income (loss)		6,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(31,671)
Foreign currency transactions	5
Futures contracts	(5,282)
Total net realized gain (loss)		(36,948)
Change in net unrealized appreciation (depreciation) on: Investment securities	95,945
Futures contracts	(566)
Total change in net unrealized appreciation (depreciation)		95,379
Net gain (loss)		58,431
Net increase (decrease) in net assets resulting from operations		$ 65,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,705	$ 12,109
Net realized gain (loss)	(36,948)	(144,383)
Change in net unrealized appreciation (depreciation)	95,379	(281,129)
Net increase (decrease) in net assets resulting from operations	65,136	(413,403)
Distributions to shareholders from net investment income	(12,346)	(2,736)
Share transactions - net increase (decrease)	318,087	1,071,727
Total increase (decrease) in net assets	370,877	655,588
Net Assets
Beginning of period	2,943,837	2,288,249
End of period (including undistributed net investment income of $6,114 and undistributed net investment income of $11,755, respectively)	$ 3,314,714	$ 2,943,837

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 11.58	$ 11.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.03	.07H	.06	.02	.01
Net realized and unrealized gain (loss)	.14	(1.65)H	(.35)	1.11	.73
Total from investment operations	.17	(1.58)	(.29)	1.13	.74
Distributions from net investment income	(.06)	(.03)	-	-	-
Net asset value, end of period	$ 10.08	$ 9.97	$ 11.58	$ 11.87	$ 10.74
Total ReturnB,C,D	1.75%	(13.68)%	(2.44)%	10.52%	7.40%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.17%A	1.16%	1.13%	1.16%	1.25%A
Expenses net of voluntary waivers, if any	1.17%A	1.16%	1.13%	1.16%	1.25%A
Expenses net of all reductions	1.14%A	1.11%	1.10%	1.13%	1.23%A
Net investment income (loss)	.71%A	.73%H	.50%	.15%	.10%A
Supplemental Data
Net assets, end of period (in millions)	$ 255	$ 220	$ 121	$ 48	$ 45
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.91	$ 11.51	$ 11.83	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.02	.05H	.03	(.01)	(.01)
Net realized and unrealized gain (loss)	.14	(1.64)H	(.35)	1.12	.73
Total from investment operations	.16	(1.59)	(.32)	1.11	.72
Distributions from net investment income	(.04)	(.01)	-	-	-
Net asset value, end of period	$ 10.03	$ 9.91	$ 11.51	$ 11.83	$ 10.72
Total ReturnB,C,D	1.64%	(13.83)%	(2.70)%	10.35%	7.20%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.38%A	1.36%	1.34%	1.38%	1.46%A
Expenses net of voluntary waivers, if any	1.38%A	1.36%	1.34%	1.38%	1.46%A
Expenses net of all reductions	1.35%A	1.32%	1.31%	1.35%	1.45%A
Net investment income (loss)	.50%A	.53%H	.29%	(.07)%	(.12)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,756	$ 1,467	$ 1,255	$ 323	$ 286
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.72	$ 11.35	$ 11.71	$ 10.67	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	-H,I	(.03)	(.06)	(.06)
Net realized and unrealized gain (loss)	.14	(1.63)H	(.33)	1.10	.73
Total from investment operations	.14	(1.63)	(.36)	1.04	.67
Net asset value, end of period	$ 9.86	$ 9.72	$ 11.35	$ 11.71	$ 10.67
Total ReturnB,C,D	1.44%	(14.36)%	(3.07)%	9.75%	6.70%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.94%A	1.91%	1.88%	1.89%	1.97%A
Expenses net of voluntary waivers, if any	1.94%A	1.91%	1.88%	1.89%	1.97%A
Expenses net of all reductions	1.91%A	1.87%	1.85%	1.86%	1.96%A
Net investment income (loss)	(.07)%A	(.02)%H	(.25)%	(.58)%	(.63)%A
Supplemental Data
Net assets, end of period (in millions)	$ 458	$ 430	$ 427	$ 274	$ 272
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.73	$ 11.35	$ 11.72	$ 10.68	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	-H,I	(.02)	(.06)	(.06)
Net realized and unrealized gain (loss)	.14	(1.62)H	(.35)	1.10	.74
Total from investment operations	.14	(1.62)	(.37)	1.04	.68
Net asset value, end of period	$ 9.87	$ 9.73	$ 11.35	$ 11.72	$ 10.68
Total ReturnB,C,D	1.44%	(14.27)%	(3.16)%	9.74%	6.80%
Ratios to Average Net AssetsG
Expenses before expense reductions	1.89%A	1.87%	1.84%	1.86%	1.96%A
Expenses net of voluntary waivers, if any	1.89%A	1.87%	1.84%	1.86%	1.96%A
Expenses net of all reductions	1.86%A	1.82%	1.81%	1.83%	1.94%A
Net investment income (loss)	(.01)%A	.02%H	(.21)%	(.55)%	(.61)%A
Supplemental Data
Net assets, end of period (in millions)	$ 370	$ 336	$ 290	$ 162	$ 156
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period December 28, 1998 (commencement of operations) to November 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

I Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 11.70	$ 11.95	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.05	.11G	.10	.06	.04
Net realized and unrealized gain (loss)	.14	(1.67)G	(.35)	1.12	.73
Total from investment operations	.19	(1.56)	(.25)	1.18	.77
Distributions from net investment income	(.10)	(.07)	-	-	-
Net asset value, end of period	$ 10.16	$ 10.07	$ 11.70	$ 11.95	$ 10.77
Total ReturnB,C	1.96%	(13.42)%	(2.09)%	10.96%	7.70%
Ratios to Average Net AssetsF
Expenses before expense reductions	.77%A	.78%	.78%	.81%	.95%A
Expenses net of voluntary waivers, if any	.77%A	.78%	.78%	.81%	.95%A
Expenses net of all reductions	.75%A	.73%	.76%	.78%	.93%A
Net investment income (loss)	1.10%A	1.11%G	.85%	.50%	.40%A
Supplemental Data
Net assets, end of period (in millions)	$ 477	$ 490	$ 195	$ 49	$ 26
Portfolio turnover rate	50%A	65%	97%	107%	67%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 28, 1998 (commencement of operations) to November 30, 1999.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Dividend Growth Fund (the fund) is a fund of Fidelity Advisor Series I (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Semiannual Report

Security Valuation - continued

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Semiannual Report

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 230,833
Unrealized depreciation	(378,029)
Net unrealized appreciation (depreciation)	$ (147,196)
Cost for federal income tax purposes	$ 3,406,424

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. Class A and Class T Plans also authorize the use of brokerage commissions to pay distribution expenses. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, the total amounts paid to and retained by FDC and the amount of distribution expenses paid with brokerage commissions were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC	Paid with Commissions
Class A	.02%	.25%	$ 298	$ 2	$ 24
Class T	.27%	.25%	3,825	6	160
Class B	.75%	.25%	2,042	1,532	-
Class C	.75%	.25%	1,624	431	-
			$ 7,789	$ 1,971	$ 184

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges (CDSC) levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 131
Class T	91
Class B*	621
Class C*	33
$ 876

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 309	.28*
Class T	1,779	.24*
Class B	665	.33*
Class C	442	.27*
Institutional Class	355	.16*
	$ 3,550

* Annualized

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $940 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services may include payments of expenses on behalf of the fund to support distribution of fund shares for Class A and Class T ("Distribution Expense Reduction") and to pay other fund expenses, such as transfer agent fees ("Other Expense Reduction") collectively referred to as "Brokerage Service Arrangements" in the accompanying table. Brokerage service arrangements generally benefit all shareholders of each class by reducing fund expenses. Each of Class A and Class T shareholders' Other Expense Reduction benefit is reduced by the amount of any Distribution Expense Reduction. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements
	Distribution expense reduction	Other expense reduction	Custody expense reduction

Fund Level	$ -	$ 184	$ 1
Class A	24	-	-
Class T	160	-	-
	$ 184	$ 184	$ 1

8. Other Information.

At the end of the period, one unaffiliated shareholder was the owner of record of 23% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2003	Year ended November 30, 2002
From net investment income
Class A	$ 1,347	$ 326
Class T	6,019	1,121
Institutional Class	4,980	1,289
Total	$ 12,346	$ 2,736

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2003	Year ended November 30, 2002	Six months ended May 31, 2003	Year ended November 30, 2002
Class A
Shares sold	6,266	16,601	$ 57,930	$ 175,551
Reinvestment of distributions	130	24	1,227	290
Shares redeemed	(3,252)	(4,977)	(30,022)	(49,139)
Net increase (decrease)	3,144	11,648	$ 29,135	$ 126,702
Class T
Shares sold	40,277	68,679	$ 376,663	$ 711,055
Reinvestment of distributions	619	93	5,820	1,079
Shares redeemed	(13,877)	(29,710)	(127,423)	(299,681)
Net increase (decrease)	27,019	39,062	$ 255,060	$ 412,453
Class B
Shares sold	7,149	17,207	$ 65,376	$ 181,555
Shares redeemed	(4,984)	(10,515)	(44,513)	(101,273)
Net increase (decrease)	2,165	6,692	$ 20,863	$ 80,282
Class C
Shares sold	6,998	17,317	$ 63,986	$ 181,926
Shares redeemed	(4,089)	(8,321)	(36,612)	(80,654)
Net increase (decrease)	2,909	8,996	$ 27,374	$ 101,272
Institutional Class
Shares sold	12,924	45,787	$ 120,854	$ 483,735
Reinvestment of distributions	173	55	1,639	645
Shares redeemed	(14,763)	(13,908)	(136,838)	(133,362)
Net increase (decrease)	(1,666)	31,934	$ (14,345)	$ 351,018

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADGFI-USAN-0703
1.786780.100

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Dividend Growth Fund (a fund of Fidelity Advisor Series I) disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Advisor Dividend Growth Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Advisor Dividend Growth Fund internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 22, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2003